Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

11. Debt

Short-term Debt

Short-term debt consisted of the following at March 31, 2012 and December 31, 2011:

Successor
	March 31, 2012	December 31, 2011
Wells Revolver(1)	$—	$—

Short-term debt	$—	$—

(1)	Average effective interest rate of 14.1% in 2011 and 0.0% in 2012 as there were no borrowings during the three months ended March 31, 2012.

Asset Based Lending Facility

On February 14, 2011 the Company entered into the Wells Revolver, a senior secured asset-based revolving credit agreement with Wells Fargo Capital Finance, LLC. The Wells Revolver has a maturity date of February 14, 2015. The Wells Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $125.0 million subject to a borrowing base, and also permits an expansion of up to $150.0 million. Borrowing availability under the Wells Revolver is subject to a borrowing base, which is related to certain eligible inventory and receivables held by the Company’s U.S. subsidiaries. As of March 31, 2012, the Company’s borrowing base was $125.0 million, less letters of credit outstanding of $26.3 million, for a total net availability of $98.7 million.

Borrowings under the Wells Revolver are secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future deposit accounts, inventory and receivables, and certain related assets, and a second priority lien on all of Tronox’s and the subsidiary guarantors’ other assets, including capital stock which serve as security under Tronox’s $425.0 million exit facility (the “Exit Financing Facility”).

The Wells Revolver bears interest at the Company’s option at either (i) the greater of the prime lending rate as announced by Wells Fargo Bank, N.A., (ii) the Federal Funds Rate plus 0.50%, or (iii) the one month LIBOR rate plus 0.50%, plus a margin that varies from 2.0% to 3.5% per annum depending on the average excess availability under the revolver. The unused portion of the Wells Revolver is subject to a commitment fee of 0.75% per annum on the average unused portion of the revolver, payable monthly in arrears. Interest is payable quarterly or, if the prime lending rate or Federal Funds Rate applies, is payable monthly.

During 2012, the Company had no borrowings against the Wells Revolver. During 2011, to facilitate its exit from bankruptcy and help pay for the buy-in of its 50% share of the Kwinana Facility TiO 2 expansion, the Company borrowed $39.0 million against the Wells Revolver, which by December 31, 2011, was fully repaid using cash generated from operations.

On February 8, 2012, the Company amended the Wells Revolver to allow for the Transaction to occur while keeping the revolver in force.

Subsequent to the Transaction, Tronox Limited will have the opportunity to upsize or add additional asset based lending facilities in foreign jurisdictions up to a total limit of $400.0 million.

Long-Term Debt

Long-term debt consisted of the following at March 31, 2012 and December 31, 2011:

	Initial		Successor
	Principal Amount	Maturity Date	March 31, 2012	December 31, 2011
Term Facility(1)	$550.0	2/8/18	$550.0	$—
Exit Financing Facility(2)	$425.0	10/21/15	—	420.8
Co-generation Unit Financing Arrangement	$8.0	2/1/16	6.3	6.5

Total debt			556.3	427.3
Less: Long-term debt due in one year			(4.4)	(5.9)

Long-term debt			$551.9	$421.4

(1)	Average effective interest rate of 5.0% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

The Company’s debt is recorded at historical amounts. At March 31, 2012 and December 31, 2011, the total carrying value of long-term debt approximates its fair value due to the variable interest rates and frequent repricing of such instruments. The fair value hierarchy for long-term debt is a Level 2 input.

The scheduled maturities of the Company’s long-term debt were as follows at March 31, 2012:

Total Debt
2012	$2.6
2013	7.1
2014	7.1
2015	7.1
2016	5.7
Thereafter	526.7

Total debt	$556.3

Exit Financing Facility

On February 14, 2011, the Company’s senior secured super-priority DIP and Exit Credit Agreement (the “Final DIP Facility”) with Goldman Sachs Lending Partners (“GSLP”), in accordance with its terms, converted into the Exit Financing Facility, with a maturity date of October 21, 2015.

The Exit Financing Facility bore interest at the greater of a base rate plus a margin of 4.0% or adjusted Eurodollar rate plus a margin of 5.0%. The base rate was defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.50%, or (iii) 3%. The adjusted Eurodollar rate is defined as the greater of (i) the LIBOR rate in effect at the beginning of the interest period, or (ii) 2.0%. Interest was payable quarterly or, if the adjusted Eurodollar rate applied, it was payable on the last day of each interest period.

The Exit Financing Facility was secured by a first priority lien on substantially all of Tronox’s and the Subsidiary Guarantors’ existing and future property and assets.

The terms of the Exit Financing Facility provided for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restricted, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders. The Exit Financing Facility also contained covenants that limited the amount of capital expenditures to $55.0 million per year, with a carry-forward of the excess of the $55.0 million over the amount utilized in the prior year, but with no more than $15.0 million able to be carried-forward from one year to the next. In addition, the Exit Financing Facility required certain financial ratios to be maintained.

Term Facility

On February 8, 2012, the Company refinanced its Exit Facility and obtained a new Term Loan facility comprised of a $550.0 million Senior Secured Term Loan and a $150.0 million Senior Secured Delayed Draw Term Loan (together, the Term Facility). The Term Facility expressly permits the Transaction and, together with existing cash, is expected to fund the cash needs of the combined business, including any cash needs arising from the Transaction. The Term Facility has a maturity date of February 8, 2012.

The Term Facility bears interest at a base rate plus a margin of 2.25% or adjusted Eurodollar rate plus a margin of 3.25%. The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.50%, or (iii) 2%.

The Term Facility is secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future property and assets. This will include, upon the consummation of the Transaction, certain assets to be acquired in the Transaction.

The terms of the Term Facility provides for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders.

In connection with the refinancing, the Company paid debt issuance costs of $24.5 million, of which $5.5 million was paid in 2011 and $19.0 million was paid in 2012. Such costs are recorded in “Prepaid and other assets” on the Condensed Consolidated Balance Sheet and are being amortized through the maturity date.

Co-generation Unit Financing Arrangement

In March 2011, the Tiwest Joint Venture acquired a steam and electricity gas fired co-generation plant, adjacent to its Kwinana pigment plant, through a five year financing arrangement. Tronox Western Australia Pty Ltd, the Company’s wholly owned subsidiary, owns a 50% undivided interest in the co-generation plant through the Tiwest Joint Venture. As a result, the Company incurred additional debt totaling $8.0 million, in order to finance its share of the asset purchase. Under the financing arrangement, monthly payments are required and interest accrues on the remaining balance owed at the rate of 6.5% per annum.

Financial Covenants

The Term Facility requires that a leverage ratio, as defined in the agreement, not exceed, as of the last day of any fiscal quarter, the correlative ratio as follows:

Fiscal Quarter Ending	Total Leverage Ratio
June 30, 2012 through December 31, 2015	3.00:1.00
March 31, 2016 and thereafter	2.75:1.00

The Wells Revolver contains various covenants and restrictive provisions which limits the Company’s ability to incur additional indebtedness. The Wells Revolver agreement requires us to maintain a Consolidated Fixed Charge Coverage Ratio of 1.0 to 1.0 calculated monthly, only if excess availability on the Wells Revolver is less than $18.75 million. If we are required to maintain the Consolidated Fixed Charge Coverage Ratio then either: i) the Consolidated Adjusted EBITDAR for the test period shall not be less than the Specified EBITDAR percentage of 65% of the Consolidated Adjusted EBITDAR of the parent and its subsidiaries for all periods ending on or prior to December 31, 2012 or ii) the Consolidated Adjusted EBITDAR during the test period shall not be less than the Specified EBITDAR threshold of $100.0 million; provided that the Specified EBITDAR threshold shall be reduced by $1.25 million on the last day of each month, commencing on January 31, 2012 and ending on December 31, 2012, until such time as the Specified Adjusted EBITDAR threshold is reduced to $85.0 million.

The Term Facility and the Wells Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth.

The Company was in compliance with its financial covenants at March 31, 2012. A breach of any of the covenants imposed on the Company by the terms of the Term Facility or the Wells Revolver could result in a default under the agreement. In the event of a default, the lenders could terminate their commitments to the Company and could accelerate the repayment of all of the Company’s indebtedness under the agreement. In such case, the Company may not have sufficient funds to pay the total amount of accelerated obligations, and its lenders could proceed against the collateral pledged.

Interest Expense

	Successor		Predecessor
	Three Months	Two Months	One Month
	Ended March 31,	Ended March 31,	Ended January 31,
	2012	2011	2011
Interest expense	$7.0	$5.1	$2.6
Amortization of deferred debt issuance costs	0.8	0.1	0.3
Other	0.4	0.2	—
Capitalized interest	(0.3)	(0.1)	—

Interest and debt expense	$7.9	$5.3	$2.9

For the one month ended January 31, 2011, interest expense excludes $2.8 million, which would have been payable under the terms of the Company’s $350.0 million 9.5% senior unsecured notes.

12. Debt

Short-term debt consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
(Millions of dollars)
Wells Revolver(1)	$—	$—

Short-term debt	$—	$—

(1)	Average effective interest rate of 14.1% in 2011.

During 2011, to facilitate its exit from bankruptcy and help pay for the buy-in of its 50% share of the Kwinana TiO 2 expansion, the Company borrowed $39.0 million against the Wells Revolver, which by December 31, 2011, was fully repaid using cash generated from operations.

Long-term debt consisted of the following at December 31, 2011 and 2010:

	Initial Principal Amount	Maturity Date	Successor	Predecessor
			December 31, 2011	December 31, 2010
			(Millions of dollars)
Debtor-In-Possession and Exit Credit Agreement—Final DIP Facility(1)	$425.0	10/21/15	$420.8	$425.0
Co-generation Unit Financing Arrangement(2)	8.0	2/1/16	6.5	—
Senior secured asset-based revolving credit agreement	125.0	2/14/15	—	—
9.5% Senior Unsecured Notes due December 2012	350.0	N/A	—	350.0

Total debt			427.3	775.0
Less: Long-term debt classified as liabilities subject to compromise			—	(350.0)
Less: Long-term debt due in one year			(5.9)	(4.3)

Long-term debt			421.4	420.7

(1)	Average effective interest rate of 7.2% and 7.7% in 2011 and 2010, respectively.
(2)	Average effective interest rate of 6.5% in 2011.

The scheduled maturities of the Company’s long-term debt were as follows at December 31, 2011:

Total Debt
(Millions of dollars)
2012	$5.9
2013	5.9
2014	5.8
2015	409.6
2016	0.1
Thereafter	—

Total debt	$427.3

As of December 31, 2011, the total carrying value of long-term debt approximates its fair value due to the variable interest rates and frequent repricing of such instruments. The fair value hierarchy for long-term debt is a Level 2 input.

2009 and Prior

9.5% Senior Unsecured Notes due December 2012

Concurrent with the IPO, the Company’s wholly owned subsidiaries, Tronox Worldwide LLC and Tronox Finance Corp., issued $350.0 million in aggregate principal amount of 9.5% senior unsecured notes due 2012 (the “Senior Unsecured Notes”) in a private offering. During the second quarter of 2006, the Company registered these notes with the SEC and subsequently completed an exchange of all notes and guarantees for publicly tradable notes and guarantees having substantially identical terms, on July 14, 2006.

The terms of the Senior Unsecured Notes provided for customary representations and warranties, affirmative and negative covenants, and events of default.

As a result of the bankruptcy petitions filed on January 12, 2009, the Company’s Senior Unsecured Notes were included in “Liabilities Subject to Compromise” on the Consolidated Balance Sheets at December 31, 2010. While operating as a debtor-in-possession during the Chapter 11 bankruptcy proceedings, the Debtor ceased recording interest on all unsecured pre-petition indebtedness in accordance with ASC 852. Therefore, interest expense for the period January 1 through January 31, 2011 excludes $2.8 million that would have been payable under the terms of the Senior Unsecured Notes. Additionally, interest expense for the years ended December 31, 2010 and 2009 excludes $33.3 million and $32.1 million, respectively, that would have been payable under the terms of the Senior Unsecured Notes.

Debtor-In-Possession Credit Agreement—Original DIP Facility

On January 13, 2009, the Debtors obtained Bankruptcy Court interim approval of a senior secured super-priority DIP credit and security agreement (the “Original DIP Facility”) between and among the Company, Tronox Worldwide LLC, Credit Suisse, as Administrative Agent, JP Morgan Chase Bank, N.A., as Collateral Agent, and the lenders that from time to time become party thereto. The Original DIP Facility provided for a first priority and priming secured revolving credit commitment of $125.0 million. The Debtors received final approval to access the full amount of the Original DIP Facility on February 6, 2009.

The Original DIP Facility provided for an aggregate commitment of up to $125.0 million, subject to a borrowing base, which permitted borrowings on a revolving basis. Interest on amounts borrowed under the Original DIP Facility was payable, at Tronox Worldwide LLC’s election, at a base rate or a LIBOR rate (subject to a 3.5% minimum), in each case as defined in the credit agreement, plus a margin of 9.5%. The initial draw of $60.0 million under the Original DIP Facility was used to make interest payments due December 31, 2008 on existing debt, repurchase all securitized receivables of $41.1 million, pay fees related to the execution of the Original DIP Facility of approximately $8.1 million, and to fund the working capital requirements of the Company. During 2009, the Company had a second draw of $5.0 million used to fund its working capital requirements. The $65.0 million draw under the Original DIP Facility was repaid in December 2009 with the funds from the Second DIP Facility.

Debtor-In-Possession and Exit Credit Agreement—Second DIP Facility

On December 24, 2009, the Bankruptcy Court granted final approval, authorizing the Company and its U.S. Subsidiaries to enter into a senior secured super priority DIP and Exit Credit Agreement (“Second DIP Facility”) with Goldman Sachs Lending Partners (“GSLP”), which consisted of a $335.0 million tranche B-1 facility and a $90.0 million tranche B-2 facility. The Second DIP Facility featured a right to convert the DIP to an exit facility providing the Company with committed exit financing that was expected, at the time, to be sufficient to meet its settlement obligations under the December 2009 plan.

The proceeds from the Second DIP Facility were used, in part, to repay $212.8 million related to a secured term loan facility and the remaining balance of the Original DIP Facility. In addition, the proceeds funded the environmental settlement escrow of $35.0 million, and the collateralized outstanding letters of credit and surety bonds of approximately $78.2 million, some of which were transferred to the environmental trust as part of the Settlement.

2010

Debtor-In-Possession and Exit Credit Agreement—Final DIP Facility

On October 21, 2010, the Company received court approval and entered into a senior secured super-priority DIP and Exit Credit Agreement (the “Final DIP Facility”) with GSLP, which was used to refinance the Debtor’s existing $425.0 million outstanding indebtedness under the Second DIP Facility. The Final DIP Facility was to expire no earlier than February 15, 2011 or when the Company exercised the exit facility option, upon which the Final DIP converted into an exit facility under substantially the same terms and conditions with a maturity date of October 21, 2015.

The Final DIP Facility bore interest at the greater of a base rate plus a margin of 4.0% or adjusted Eurodollar rate plus a margin of 5.0%. The base rate was defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.50%, or (iii) 3%. The adjusted Eurodollar rate is defined as the greater of (i) the LIBOR rate in effect at the beginning of the interest period, or (ii) 2.0%. Interest was payable quarterly or, if the adjusted Eurodollar rate applied, it was payable on the last day of each interest period.

The Final DIP Facility was secured by a first priority lien on substantially all of Tronox’s and the Subsidiary Guarantors’ existing and future property and assets.

The terms of the Final DIP Facility provided for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restricted, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders. The Final DIP Facility also contained covenants that limited the amount of capital expenditures to $55.0 million per year, with a carry-forward of the excess of the $55.0 million over the amount utilized in the prior year, but with no more than $15.0 million able to be carried-forward from one year to the next. In addition, the Final DIP Facility required the following financial ratios to be maintained.

2011

Exit Successor Credit Agreement

On February 14, 2011, the Final DIP Facility, in accordance with its terms, converted into Tronox’s $425.0 million exit facility (the “Exit Financing Facility”) under substantially the same terms and conditions that existed under the Final DIP Facility, with a maturity date of October 21, 2015.

The Exit Financing Facility is secured by the same assets as the Final DIP Facility, subject however to certain subordination agreements (as more fully described below under the heading “Asset Based Lending Facility”).

Asset Based Lending Facility

On February 14, 2011 the Company entered into the Wells Revolver, a senior secured asset-based revolving credit agreement with Wells Fargo Capital Finance, LLC. The Wells Revolver has a maturity date of February 14, 2015. The Wells Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $125.0 million subject to a borrowing base, and also permits an expansion of up to $150.0 million. Borrowing availability under the Wells Revolver is subject to a borrowing base, which is related to certain eligible inventory and receivables held by the Company’s U.S. subsidiaries. As of December 31, 2011, the Company’s borrowing base was $125.0 million, less letters of credit outstanding of $17.6 million, for a total net availability of $107.4 million.

Borrowings under the Wells Revolver are secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future deposit accounts, inventory and receivables, and certain related assets, and a second priority lien on all of Tronox’s and the subsidiary guarantors’ other assets, including capital stock which serve as security under the Exit Financing Facility.

The Wells Revolver bears interest at the Company’s option at either (i) the greater of the prime lending rate as announced by Wells Fargo Bank, N.A., (ii) the Federal Funds Rate plus 0.50%, or (iii) the one month LIBOR rate plus 0.50%, plus a margin that varies from 2.0% to 3.5% per annum depending on the average excess availability under the revolver. The unused portion of the Wells Revolver is subject to a commitment fee of 0.75% per annum on the average unused portion of the revolver, payable monthly in arrears. Interest is payable quarterly or, if the prime lending rate or Federal Funds Rate applies, is payable monthly.

Co-generation Unit Financing Arrangement

In March 2011, the Tiwest Joint Venture acquired a steam and electricity gas fired co-generation plant, adjacent to its Kwinana pigment plant, through a five year financing arrangement. Tronox Western Australia Pty Ltd, the Company’s wholly owned subsidiary, owns a 50% undivided interest in the co-generation plant through the Tiwest Joint Venture. As a result, the Company incurred additional debt totaling $8.0 million, in order to finance its share of the asset purchase. Under the financing arrangement, monthly payments are required and interest accrues on the remaining balance owed at the rate of 6.5% per annum.

2012

Exit Facility Refinancing and Wells Revolver Amendment

On February 8, 2012, the Company refinanced the Exit Financing Facility and amended the Wells Revolver. The Company obtained a new Goldman Sachs facility comprised of a $550.0 million Senior Secured Term Loan and a $150.0 million Senior Secured Delayed Draw Term Loan. See Note 26 for additional information.

Financial Covenants

At December 31, 2011, the Company had financial covenants on the Exit Financing Facility and the Wells Revolver. The Exit Financing Facility with Goldman Sachs has the following covenants:

Fiscal Quarter Ending	Total Leverage Ratio (not to exceed)
December 31, 2010 through December 31, 2011	4.25:1.00
March 31, 2012 through December 31, 2012	4.00:1.00
March 31, 2013 through December 31, 2013	3.75:1.00
March 31, 2014 and thereafter	3.50:1.00

Fiscal Quarter Ending	Interest Coverage Ratio (not to be less than)
December 31, 2010 and thereafter	2.50:1.00

The Wells Revolver contains various covenants and restrictive provisions which limits the Company’s ability to incur additional indebtedness. The Wells Revolver requires the Company to maintain a Consolidated Fixed Charge Coverage Ratio of 1.0 to 1.0 calculated monthly, only if excess availability on the Wells Revolver is less than $18.75 million. If the Company is required to maintain the Consolidated Fixed Charge Coverage Ratio then either: (i) the Consolidated Adjusted EBITDAR for the test period shall not be less than the Specified EBITDAR percentage of 65% of the Consolidated Adjusted EBITDAR of the parent and its subsidiaries for all periods ending on or prior to December 31, 2012 or ii) the Consolidated Adjusted EBITDAR during the test period shall not be less than the Specified EBITDAR threshold of $100.0 million; provided that the Specified EBITDAR threshold shall be reduced by $1.25 million on the last day of each month, commencing on January 31, 2012 and ending on December 31, 2012, until such time as the Specified Adjusted EBITDAR threshold is reduced to $85.0 million.

The Exit Financing Facility and the Wells Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth.

The Company was in compliance with its financial covenants at December 31, 2011 and 2010. A breach of any of the covenants imposed on the Company by the terms of the Exit Financing Facility or the Wells Revolver could result in a default under the agreement. In the event of a default, the lenders could terminate their commitments to the Company and could accelerate the repayment of all of the Company’s indebtedness under the agreement. In such case, the Company may not have sufficient funds to pay the total amount of accelerated obligations, and its lenders could proceed against the collateral pledged.

Interest expense

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31
			2010	2009
	(Millions of dollars)
Interest expense	$29.3	$2.6	$39.7	$32.7
Amortization of deferred debt issuance costs	0.8	0.3	9.2	2.9
Other	0.6	—	1.0	0.3
Capitalized interest	(0.7)	—	—	—

Interest and debt expense	$30.0	$2.9	$49.9	$35.9

For the one month ended January 31, 2011 and years ended December 31, 2010 and 2009, interest expense excludes $2.8 million, $33.3 million and $32.1 million, respectively, which would have been payable under the terms of the $350.0 million 9.5% senior unsecured notes.